DEBT (Details)				6 Months Ended
	May. 12, 2015 USD ($)	May. 05, 2015 USD ($)	May. 14, 2014 USD ($) renewal	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Long-term Debt				$ 608,700,000	$ 510,000,000
Long-term Debt, Excluding Current Maturities				608,700,000	510,000,000
Proceeds from Issuance of Secured Debt	$ 343,000,000
Repayment of revolving credit agreement	(255,000,000)			(275,100,000)
Debt Instrument, Fair Value Disclosure				608,700,000	510,000,000
Term Loan [Member] | Wells Fargo Bank [Member]
Debt Instrument [Line Items]
Debt instrument term			3 years
Debt instrument, amount borrowed			$ 300,000,000
Term Loan [Member] | Wells Fargo Bank [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread on variable rate			0.25%
Senior Secured Notes Issued in 2015 [Member]
Debt Instrument [Line Items]
Debt instrument, amount borrowed	$ 350,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.875%	6.875%
Term Loan [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities				234,200,000
Senior Secured Revolving Credit Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount				2,000,000
Long-term Debt, Excluding Current Maturities				$ 24,500,000
Senior Secured Revolving Credit Facility [Member] | Line of Credit [Member] | Wells Fargo Bank [Member]
Debt Instrument [Line Items]
Debt instrument term			5 years
Available increase in borrowing capacity			$ 275,000,000
Maximum including higher borrowing capacity option			600,000,000
Maximum borrowing capacity			$ 275,000,000		$ 325,000,000
Renewal term			1 year
Number of renewals | renewal			2
Senior Secured Revolving Credit Facility [Member] | Line of Credit [Member] | Wells Fargo Bank [Member] | Minimum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Spread on variable rate			0.75%
Senior Secured Revolving Credit Facility [Member] | Line of Credit [Member] | Wells Fargo Bank [Member] | Minimum [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread on variable rate			1.75%
Senior Secured Revolving Credit Facility [Member] | Line of Credit [Member] | Wells Fargo Bank [Member] | Maximum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Spread on variable rate			1.75%
Senior Secured Revolving Credit Facility [Member] | Line of Credit [Member] | Wells Fargo Bank [Member] | Maximum [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread on variable rate			2.75%
Standby Letters of Credit [Member] | Line of Credit [Member] | Wells Fargo Bank [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 25,000,000
Initial Purchasers [Member] | Senior Secured Notes Issued in 2015 [Member]
Debt Instrument [Line Items]
Debt instrument, amount borrowed	$ 330,090,000
Management [Member] | Senior Secured Notes Issued in 2015 [Member]
Debt Instrument [Line Items]
Debt instrument, amount borrowed	$ 19,910,000
Delaware City Products Pipeline and Truck Rack [Member] | PBF LLC [Member]
Debt Instrument [Line Items]
Payments to Acquire Businesses, Gross		$ 112,500,000
Delaware City Products Pipeline and Truck Rack [Member] | PBF LLC [Member] | Senior Secured Notes Issued in 2015 [Member]
Debt Instrument [Line Items]
Payments to Acquire Businesses, Gross		$ 88,000,000
Debt Instrument, Redemption, Period One [Member] | Senior Secured Notes Issued in 2015 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		35.00%
Debt Instrument, Redemption Price, Percentage		106.875%
Debt Instrument, Redemption, Period Two [Member] | Senior Secured Notes Issued in 2015 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage		101.00%
Debt Instrument, Redemption, Period Three [Member] | Senior Secured Notes Issued in 2015 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage		100.00%